Quarterly Report
February 28, 2022
MFS®  Government Markets Income Trust
MGF-Q1

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 105.1%
U.S. Bonds – 98.9%
Aerospace & Defense – 0.5%
Boeing Co., 1.433%, 2/04/2024	$750,000	$737,765
Asset-Backed & Securitized – 5.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.037%, 11/15/2054 (i)	$1,182,163	$83,399
ACREC 2021-FL1 Ltd., “AS”, FLR, 1.636% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	323,500	320,085
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.791% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	250,000	248,599
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.691% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	175,500	173,742
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 1.591% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	374,500	372,014
AREIT 2022-CRE6 Trust, “AS”, FLR, 1.698% (SOFR - 30 day + 1.65%), 11/17/2024 (n)	512,000	510,116
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.306%, 7/15/2054 (i)	1,184,919	107,783
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.637%, 2/15/2054 (i)	993,781	112,279
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.276%, 2/15/2054 (i)	1,983,873	171,304
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.154%, 3/15/2054 (i)	1,172,123	91,778
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)	1,597,819	98,888
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.271%, 7/15/2054 (i)	1,461,260	131,334
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.29%, 8/15/2054 (i)	2,217,312	202,071
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.048%, 9/15/2054 (i)(n)	1,897,602	135,516
BSPDF 2021-FL1 Issuer Ltd., “A”, 1.391%, 10/15/2036 (n)	200,500	199,012
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 1.671% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	253,500	251,972
BSPRT 2021-FL7 Issuer Ltd., “A”, FLR, 0.969% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	43,607	43,488
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 1.67% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	100,000	99,652
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.491% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	345,000	340,693
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	99,646	99,276
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.873%, 12/15/2072 (i)(n)	1,433,288	80,138
COMM 2013-WWP Mortgage Trust, “D”, 3.897%, 3/10/2031 (n)	564,000	574,319
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.332%, 2/15/2054 (i)	1,529,475	144,000
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.783%, 4/15/2054 (i)	998,368	54,527
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.053%, 6/15/2064 (i)	997,778	74,443
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	177,000	180,971
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	32,351	32,536
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 1.941% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	283,500	282,344
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 1.841% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	500,000	497,548
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.748% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	452,738	450,447
MF1 2021-FL5 Ltd., “AS”, FLR, 1.385% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	173,500	171,906
MF1 2021-FL5 Ltd., “B”, FLR, 1.635% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	279,500	276,141
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.836%, 12/15/2051 (i)	1,633,180	77,126
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.299%, 5/15/2054 (i)	738,536	65,397
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.237%, 6/15/2054 (i)	1,150,542	92,518
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.106%, 10/15/2054 (i)	3,379,391	256,643
PFP III 2021-7 Ltd., “AS”, FLR, 1.341% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	311,484	308,437
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 1.386% (LIBOR - 1mo. + 1.2%), 11/25/2036 (z)	219,983	217,851
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.687% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	100,000	98,652
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.949%, 1/15/2052 (i)(n)	935,540	51,686
		$7,780,631
Automotive – 0.3%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$233,000	$234,649
Hyundai Capital America, 2.375%, 2/10/2023 (n)	115,000	115,325
		$349,974

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Broadcasting – 0.6%
Discovery, Inc., 4.65%, 5/15/2050	$229,000	$234,099
Walt Disney Co., 3.5%, 5/13/2040	612,000	609,660
		$843,759
Building – 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$85,778
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$256,528
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	94,216
		$350,744
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$164,127
Electronics – 0.5%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$750,000	$696,512
Energy - Integrated – 0.5%
Exxon Mobil Corp., 3.452%, 4/15/2051	$714,000	$705,685
Food & Beverages – 2.1%
Constellation Brands, Inc., 4.65%, 11/15/2028	$1,500,000	$1,644,602
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	488,000	460,696
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	650,000	639,464
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	45,004
		$2,789,766
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$28,000	$28,061
Howard University, Washington D.C., 2.801%, 10/01/2023	31,000	31,079
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	33,000	32,937
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	41,410
		$133,487
Insurance - Health – 0.6%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$774,330
Insurance - Property & Casualty – 0.2%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$121,755
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	99,000	98,295
		$220,050
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$625,000	$645,787
Major Banks – 2.3%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$184,626
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	750,000	721,317
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	241,000	245,010
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	750,000	718,431
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	485,000	447,863
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	588,000	607,875
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	141,664
		$3,066,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Medical & Health Technology & Services – 1.1%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$140,000	$156,256
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	116,803
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	614,000	736,769
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	250,000	285,016
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	198,377
		$1,493,221
Mortgage-Backed – 36.9%
Fannie Mae, 2.152%, 1/25/2023	$112,843	$113,109
Fannie Mae, 2.41%, 5/01/2023	114,216	115,040
Fannie Mae, 2.55%, 5/01/2023	98,031	98,842
Fannie Mae, 2.7%, 7/01/2025	200,000	204,974
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	2,568,880	2,739,451
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	1,996,609	2,048,379
Fannie Mae, 6.5%, 5/01/2031 - 1/01/2037	217,837	241,251
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	288,012	287,272
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	92,896	9,216
Fannie Mae, 3%, 2/25/2033 (i)	134,873	13,275
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	1,232,607	1,376,935
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	358,733	400,453
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	284,224	314,767
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	1,157,920	1,211,823
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	153,733	152,497
Fannie Mae, 4.5%, 2/01/2041 - 11/01/2042	447,151	484,132
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	420,672	413,723
Fannie Mae, 2.75%, 9/25/2042	124,103	125,939
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	2,117,002	2,043,806
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 3/01/2052	1,862,436	1,843,583
Fannie Mae, UMBS, 3%, 12/01/2051	198,910	201,984
Freddie Mac, 3.32%, 2/25/2023	418,708	425,454
Freddie Mac, 3.06%, 7/25/2023	294,000	299,268
Freddie Mac, 3.458%, 8/25/2023	367,000	375,925
Freddie Mac, 0.895%, 4/25/2024 (i)	3,409,806	54,108
Freddie Mac, 0.604%, 7/25/2024 (i)	4,620,914	44,938
Freddie Mac, 3.064%, 8/25/2024	483,403	494,565
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	325,869	352,680
Freddie Mac, 2.67%, 12/25/2024	827,000	842,547
Freddie Mac, 2.811%, 1/25/2025	642,000	656,640
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	2,820,978	2,951,893
Freddie Mac, 1.367%, 3/25/2027 (i)	391,000	24,591
Freddie Mac, 0.576%, 7/25/2027 (i)	8,495,043	236,299
Freddie Mac, 0.429%, 8/25/2027 (i)	6,616,112	142,041
Freddie Mac, 0.291%, 1/25/2028 (i)	12,143,913	208,167
Freddie Mac, 0.302%, 1/25/2028 (i)	5,001,198	88,204
Freddie Mac, 0.133%, 2/25/2028 (i)	14,087,048	127,703
Freddie Mac, 2.5%, 3/15/2028	41,577	41,774
Freddie Mac, 0.119%, 4/25/2028 (i)	9,036,448	76,520
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	2,109,084	2,163,022
Freddie Mac, 1.089%, 7/25/2029 (i)	1,260,027	89,001
Freddie Mac, 1.143%, 8/25/2029 (i)	2,554,242	189,295
Freddie Mac, 1.798%, 4/25/2030 (i)	600,527	78,468
Freddie Mac, 1.868%, 4/25/2030 (i)	1,277,474	172,496
Freddie Mac, 1.662%, 5/25/2030 (i)	612,877	74,704
Freddie Mac, 1.796%, 5/25/2030 (i)	1,389,954	182,711
Freddie Mac, 1.341%, 6/25/2030 (i)	559,633	55,869

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.599%, 8/25/2030 (i)	$633,757	$76,290
Freddie Mac, 1.17%, 9/25/2030 (i)	314,905	28,151
Freddie Mac, 1.081%, 11/25/2030 (i)	789,331	66,716
Freddie Mac, 0.33%, 1/25/2031 (i)	2,863,483	71,648
Freddie Mac, 0.781%, 1/25/2031 (i)	873,865	55,133
Freddie Mac, 0.936%, 1/25/2031 (i)	663,744	49,382
Freddie Mac, 0.528%, 3/25/2031 (i)	2,285,394	93,208
Freddie Mac, 0.74%, 3/25/2031 (i)	973,113	59,108
Freddie Mac, 1.224%, 5/25/2031 (i)	399,402	39,751
Freddie Mac, 0.938%, 7/25/2031 (i)	489,989	38,929
Freddie Mac, 0.536%, 9/25/2031 (i)	2,619,786	123,680
Freddie Mac, 0.855%, 9/25/2031 (i)	808,717	58,833
Freddie Mac, 0.349%, 11/25/2031 (i)	3,899,181	125,556
Freddie Mac, 0.497%, 12/25/2031 (i)	3,898,081	166,265
Freddie Mac, 0.567%, 12/25/2031 (i)	644,718	31,379
Freddie Mac, 6%, 5/01/2035 - 10/01/2038	197,010	224,160
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	205,495	230,073
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	829,623	923,321
Freddie Mac, 5.5%, 2/15/2036 (i)	32,864	5,789
Freddie Mac, 2%, 8/15/2036	207,821	208,620
Freddie Mac, 6.5%, 5/01/2037	42,080	47,151
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	214,124	229,341
Freddie Mac, 4.5%, 12/15/2040 (i)	9,882	938
Freddie Mac, UMBS, 2%, 2/01/2042 - 2/01/2052	596,746	576,948
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 3/01/2052	1,443,619	1,426,771
Freddie Mac, UMBS, 3%, 1/01/2052	149,698	152,266
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	412,410	466,776
Ginnie Mae, 5.69%, 8/20/2034	96,706	106,543
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	262,593	275,299
Ginnie Mae, 4.5%, 9/20/2041	122,039	131,633
Ginnie Mae, 3.5%, 10/20/2041 (i)	52,081	3,392
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	798,896	848,788
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	1,391,303	1,392,363
Ginnie Mae, 4%, 8/16/2042 (i)	49,300	6,827
Ginnie Mae, 2.25%, 9/20/2043	40,361	40,341
Ginnie Mae, 3%, 4/20/2045 - 2/20/2052	1,107,730	1,132,081
Ginnie Mae, 2%, 1/20/2052	448,761	439,390
Ginnie Mae, 0.584%, 2/16/2059 (i)	196,276	8,065
Ginnie Mae, TBA, 3.5%, 3/15/2052 - 4/21/2052	475,000	489,563
Ginnie Mae, TBA, 4%, 3/15/2052	69,799	72,520
Ginnie Mae, TBA, 3%, 3/21/2052	1,025,000	1,042,017
UMBS, TBA, 2%, 3/25/2037 - 4/25/2052	9,225,000	8,896,990
UMBS, TBA, 2.5%, 11/25/2051	3,000,000	2,959,805
UMBS, TBA, 3.5%, 3/14/2052	725,000	746,637
UMBS, TBA, 3%, 3/25/2052	700,000	707,000
		$49,764,771
Municipals – 3.3%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$630,000	$637,945
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	110,000	110,130
Chicago, IL, General Obligation, “C”, AGM, 6.207%, 1/01/2036	1,010,000	1,300,562
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	291,000	283,079
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 3%, 6/01/2046	195,000	197,488
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	5,000	4,969
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	240,000	235,157

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Municipals – continued
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037	$535,000	$528,195
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	19,102	19,168
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	49,517
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	1,215,000	956,162
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	195,000	195,660
		$4,518,032
Oils – 0.1%
Valero Energy Corp., 3.65%, 12/01/2051	$157,000	$140,963
Pharmaceuticals – 0.1%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$88,726
Retailers – 0.5%
Home Depot, Inc., 2.7%, 4/15/2030	$700,000	$697,687
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$208,333
Telecommunications - Wireless – 0.8%
Crown Castle International Corp., 3.25%, 1/15/2051	$464,000	$398,104
T-Mobile USA, Inc., 4.375%, 4/15/2040	650,000	672,215
		$1,070,319
Transportation - Services – 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$35,287
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 5.52%, 6/01/2024	$18,371	$18,821
Small Business Administration, 2.21%, 2/01/2033	94,707	93,745
Small Business Administration, 2.22%, 3/01/2033	153,114	151,746
Small Business Administration, 3.15%, 7/01/2033	116,287	119,002
Small Business Administration, 3.62%, 9/01/2033	137,279	142,091
		$525,405
U.S. Treasury Obligations – 40.6%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$1,921,000	$1,966,324
U.S. Treasury Bonds, 5.25%, 2/15/2029	48,000	58,781
U.S. Treasury Bonds, 0.625%, 5/15/2030	800,000	727,000
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	458,732
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,470,508
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	6,101,173
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	516,562
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,860,578
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	4,147,082
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	3,850,887
U.S. Treasury Bonds, 3%, 2/15/2048	804,400	925,406
U.S. Treasury Bonds, 2.375%, 5/15/2051	638,000	665,240
U.S. Treasury Bonds, 1.875%, 11/15/2051	1,327,500	1,238,516
U.S. Treasury Notes, 1.75%, 6/15/2022	1,500,000	1,505,523
U.S. Treasury Notes, 1.5%, 9/15/2022	4,459,000	4,477,986
U.S. Treasury Notes, 0.125%, 12/31/2022	1,530,000	1,518,884
U.S. Treasury Notes, 0.125%, 2/28/2023	1,171,500	1,160,334
U.S. Treasury Notes, 0.125%, 4/30/2023	3,940,200	3,891,255
U.S. Treasury Notes, 0.125%, 5/31/2023	2,400,000	2,367,094
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	591,380
U.S. Treasury Notes, 2.5%, 5/15/2024	2,955,000	3,016,986

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.875%, 7/31/2025	$4,700,000	$4,884,695
U.S. Treasury Notes, 2%, 8/15/2025	98,000	98,961
U.S. Treasury Notes, 0.75%, 5/31/2026	567,700	544,548
U.S. Treasury Notes, 0.875%, 6/30/2026	678,600	653,974
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	6,138,587
		$54,836,996
Utilities - Electric Power – 0.5%
FirstEnergy Corp., 4.4%, 7/15/2027	$694,000	$718,776
Total U.S. Bonds		$133,443,697
Foreign Bonds – 6.2%
Australia – 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$17,047
Chile – 0.2%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$240,980
China – 0.6%
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	$294,000	$315,639
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	501,000	481,131
		$796,770
India – 0.8%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$279,112
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	340,972
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	395,774
		$1,015,858
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$355,000	$337,028
Israel – 0.4%
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)	$200,000	$191,500
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)	354,000	339,132
		$530,632
Kazakhstan – 0.3%
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	$350,000	$350,575
Kuwait – 0.2%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$253,000	$261,223
Mexico – 0.4%
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)	$232,000	$205,902
United Mexican States, 4.75%, 4/27/2032	324,000	345,870
		$551,772
Morocco – 0.2%
Kingdom of Morocco, 3%, 12/15/2032 (n)	$377,000	$327,519
Panama – 0.4%
Republic of Panama, 3.16%, 1/23/2030	$358,000	$351,051
Republic of Panama, 3.362%, 6/30/2031 (n)	162,000	155,196
		$506,247

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Qatar – 0.3%
State of Qatar, 3.75%, 4/16/2030 (n)		$398,000	$429,641
Romania – 0.2%
Republic of Romania, 2%, 4/14/2033	EUR	367,000	$316,735
Saudi Arabia – 0.4%
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		$309,000	$290,615
Saudi Arabian Oil Co., 1.625%, 11/24/2025 (n)		305,000	294,721
			$585,336
Thailand – 0.3%
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)		$470,000	$389,113
United Arab Emirates – 0.3%
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		$429,000	$431,145
United Kingdom – 0.7%
B.A.T. Capital Corp., 4.7%, 4/02/2027		$600,000	$637,285
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)		266,000	267,099
			$904,384
Uruguay – 0.3%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$350,000	$384,741
Total Foreign Bonds			$8,376,746
Total Bonds			$141,820,443
Investment Companies (h) – 6.7%
Money Market Funds – 6.7%
MFS Institutional Money Market Portfolio, 0.06% (v)		8,977,881	$8,977,881

Other Assets, Less Liabilities – (11.8)%			(15,921,336)
Net Assets – 100.0%			$134,876,988
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,977,881 and $141,820,443, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,764,882, representing 9.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 1.386% (LIBOR - 1mo. + 1.2%), 11/25/2036	11/12/2021	$219,983	$217,851
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.687% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/2021	100,000	98,652
Total Restricted Securities			$316,503
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal

Portfolio of Investments (unaudited) – continued
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 2/28/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	419,008	EUR	367,738	JPMorgan Chase Bank N.A.	4/08/2022	$6,061
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	69	$8,793,188	June - 2022	$48,172
U.S. Treasury Ultra Bond	Long	USD	4	743,750	June - 2022	8,395
U.S. Treasury Ultra Note 10 yr	Long	USD	18	2,543,906	June - 2022	27,693
						$84,260
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	56	$8,774,500	June - 2022	$(145,894)
U.S. Treasury Note 2 yr	Short	USD	46	9,900,422	June - 2022	(34,084)
U.S. Treasury Note 5 yr	Short	USD	50	5,914,063	June - 2022	(43,145)
						$(223,123)
At February 28, 2022, the fund had liquid securities with an aggregate value of $214,071 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$55,362,401	$—	$55,362,401
Non - U.S. Sovereign Debt	—	5,925,744	—	5,925,744
Municipal Bonds	—	4,518,032	—	4,518,032
U.S. Corporate Bonds	—	15,809,530	—	15,809,530
Residential Mortgage-Backed Securities	—	49,764,771	—	49,764,771
Commercial Mortgage-Backed Securities	—	5,221,019	—	5,221,019
Asset-Backed Securities (including CDOs)	—	2,559,612	—	2,559,612
Foreign Bonds	—	2,659,334	—	2,659,334
Mutual Funds	8,977,881	—	—	8,977,881
Total	$8,977,881	$141,820,443	$—	$150,798,324
Other Financial Instruments
Futures Contracts – Assets	$84,260	$—	$—	$84,260
Futures Contracts – Liabilities	(223,123)	—	—	(223,123)
Forward Foreign Currency Exchange Contracts – Assets	—	6,061	—	6,061
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,202,488	$8,427,597	$11,652,204	$—	$—	$8,977,881
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,667	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.